Finance Lease Receivables (Tables)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Schedule of Finance Lease Receivables	Finance lease receivables consists of the following:

	As of December 31,
	2018	2019
	RMB	RMB	US$
Gross investment in finance lease receivables	1,381,250,930	749,932,364	107,721,044
Less: unearned income	(194,596,102)	(72,046,860)	(10,348,884)

Net investment in finance lease receivables	1,186,654,828	677,885,504	97,372,160
Less: allowance for finance lease receivables	(28,765,413)	(39,933,036)	(5,736,021)

Finance lease receivables, net	1,157,889,415	637,952,468	91,636,139

Summary of Nonaccrural Finance Lease Receivables	The following table presents nonaccrual finance lease receivables as of December 31, 2018 and 2019, respectively.

	As of December 31,
	2018	2019
	RMB	RMB	US$
Nonaccrual finance lease receivables	15,486,171	8,370,040	1,202,281
Less: allowance for nonaccrual financial lease receivables	(2,399,986)	(1,622,695)	(233,086)

Nonaccrual finance lease receivables, net	13,086,185	6,747,345	969,195

Schedule of Aging of Past-Due Loan Financing Lease Receivables	The following table presents the aging of past-due finance lease receivables as of December 31, 2018:

	1-30 days	31-60 days	61-90 days	90-1 20 days	120-150 days	150-180 days	Total past due	Current	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Finance lease receivables	28,615,122	16,647,141	11,380,743	6,484,050	6,107,653	2,894,468	72,129,177	1,114,525,651	1,186,654,828

The following table presents the aging of past-due finance lease receivables as of December 31, 2019:

	1-30 days	31-60 days	61-90 days	90- 120 days	120-150 days	150-180 days	Total past due	Current	Total	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	US$
Finance lease receivables	33,811,033	13,502,906	8,766,976	4,325,421	2,306,750	1,737,869	64,450,955	613,434,549	677,885,504	97,372,160

Schedule of Finance Receivables, Minimum Payments to be Received	The following table presents the future minimum lease payments to be received:

	Less than 1 year	1 – 2 years	2 – 3 years	3 – 4 years	4 – 5 years	Total
	RMB	RMB	RMB	RMB	RMB	RMB
As of December 31, 2018
Finance lease receivables	550,315,459	496,391,986	284,434,371	50,109,114	—	1,381,250,930

	Less than 1 year	1 – 2 years	2 – 3 years	3 – 4 years	4 – 5 years	Total
	RMB	RMB	RMB	RMB	RMB	RMB
As of December 31, 2019
Finance lease receivables	444,697,424	258,140,571	46,157,291	937,078	—	749,932,364

	Less than 1 year	1 – 2 years	2 – 3 years	3 – 4 years	4 – 5 years	Total
	US$	US$	US$	US$	US$	US$
As of December 31, 2019
Finance lease receivables	63,876,788	37,079,573	6,630,080	134,603	—	107,721,044

Summary of Movement of Allowance for Finance Lease Receivables	Movement of allowance for finance lease receivables for the year ended December 31, 2018 and 2019 are as follows:

	As of December 31,
	2018	2019
	RMB	RMB	US$
Balance at the beginning of the year	—	28,765,413	4,131,893
Additions/ ( reverse )	32,010,270	30,236,266	4,343,168
Charge-offs	(3,244,857)	(19,068,643)	(2,739,040)

Balance at the end of the year	28,765,413	39,933,036	5,736,021

Evaluated for impairment on a portfolio basis	28,765,413	39,933,036	5,736,021